Reconciliation of profit before interest and taxation to headline PBIT - Summary of Reconciliation of Profit Before Interest and Taxation to Headline PBIT (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of reconciliation of profit before interest and taxation [Abstract]
Profit before interest and taxation	£ 2,021.7	£ 2,112.9	[1]	£ 1,679.0	[1]
Amortisation and impairment of acquired intangible assets	195.1	168.4		140.1
Goodwill impairment	27.1	27.0		15.1
Gains on disposal of investments and subsidiaries	(129.0)	(44.3)		(131.0)
Losses/(gains) on remeasurement of equity interests arising from a change in scope of ownership	0.3	(232.4)		(165.0)
Investment write-downs	95.9	86.1		78.7
Restructuring costs	56.8	27.4		106.2
IT asset write-downs				29.1
Share of exceptional (gains)/losses of associates	(0.8)	15.2		21.8
Headline PBIT	£ 2,267.1	£ 2,160.3		£ 1,774.0

[1]	Prior year figures have been re-presented as described in the accounting policies.